Insured California Intermediate Term Portfolio Series 12
                                              File No. 33-50275
                                   Delaware Portfolio Series 14
                                              File No. 33-50977
                            Investment Company Act No. 811-3676


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 3
                          TO FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

     A.   Exact name of Trust:

          DEAN WITTER SELECT MUNICIPAL TRUST
          INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES
          12
          DELAWARE PORTFOLIO SERIES 14

     B.   Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C. Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.   Name and complete address of agent for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center, 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005

          Check box if it is proposed that this filing should /x/ become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

          Pursuant to Rule 429(b) under the Securities Act of
          1933, the Registration Statement and prospectus contained herein relates to Registration Statements
          Nos.:

               33-50275
               33-50977

                     Cross Reference Sheet

            Pursuant to Rule 404(c) of Regulation C
               under the Securities Act of 1933

         (Form N-8B-2 Items required by Instruction 1
                 as to Prospectus on Form S-6)


Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


     I.  Organization and General Information


1.   (a)  Name of Trust                Front Cover
     (b)  Title of securities issued

2.   Name and address of Depositor     Table of Contents

3.   Name and address of Trustee       Table of Contents

4.   Name and address of principal     Table of Contents
     Underwriter

5.   Organization of Trust             Introduction

6.   Execution and termination of      Introduction; Amendment
     Indenture                         and Termination of the
                                       Indenture

7.   Changes of name                   *30

8.   Fiscal Year                       Included in Form N-8B-2

9.   Litigation                        *30

     II.  General Description of the Trust
          and Securities of the Trust



10.  General Information regarding
     Trust's Securities and Rights
     of Holders

     (a)  Type of Securities           Rights of Unit Holders
          (Registered or Bearer)

     (b)  Type of Securities           Administration of the
          (Cumulative or
_________________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


          Distributive)                Trust-Distribution

     (c)  Rights of Holders as to      Redemption; Public
          Withdrawal or Redemption     Offering of Units-
                                       Secondary Market

     (d)  Rights of Holders as to      Public Offering of
          conversion, transfer, etc.   Units-Secondary Market;
                                       Exchange Option;
                                       Redemption; Rights of
                                       Unit Holders-
                                       Certificates

     (e)  Lapses or defaults with      *30
          respect to periodic
          payment plan certificates

     (f)  Voting rights as to          Rights of Unit Holders-
          Securities under the         Certain Limitations
          Indenture

     (g)  Notice to Holders as to      Amendment and
          change in:                   Termination of the
                                       Indenture

          1)   Assets of Trust         Administration of the
                                       Trust-Reports to Unit
                                       Holders; The Trust-
                                       Summary Description of
                                       the Portfolios

          2)   Terms and Conditions    Amendment and
               of Trust's Securities   Termination of the
                                       Indenture

          3)   Provisions of Trust     Amendment and
                                       Termination of the
                                       Indenture

          4)   Identity of Depositor   Sponsor; Trustee
               and Trustee

     (h)  Security Holders' consent
          required to change:




_________________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


          1)   Composition of assets   Amendment and
               of Trust                Termination of the
                                       Indenture

          2)   Terms and conditions    Amendment and
               of Trust's Securities   Termination of the
                                       Indenture

          3)   Provisions of           Amendment and
               Indenture               Termination of the
                                       Indenture

          4)   Identity of Depositor   *30
               and Trustee

     (i)  Other Provisions             Cover of Prospectus;
                                       Tax Status

11.  Type of securities comprising     The Trust-Summary
     units                             Description of the
                                       Portfolios; Objectives
                                       and Securities
                                       Selection;  The Trust-
                                       Special Considerations

12.  Type of securities comprising     *30
     periodic payment certificates

13.  (a)  Load, fees, expenses, etc.   Summary of Essential
                                       Information; Public
                                       Offering of Units-
                                       Public Offering Price;-
                                       Profit of Sponsor;-
                                       Volume Discount;
                                       Expenses and Charges

     (b)  Certain information          *30
          regarding periodic payment
          certificates

     (c)  Certain percentages          Summary of Essential
                                       Information; Public
                                       Offering of Units-
                                       Public Offering Price;-
                                       Profit of Sponsor;-
                                       Volume Discount


_________________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


     (d)  Price differentials          Public Offering of
                                       Units - Public Offering
                                       Price
                                       - Volume Discount

     (e)  Certain other fees, etc.     Rights of Unit Holders
          payable by holders           - Certificates

     (f)  Certain profits receivable   Redemption -- Purchase
          by depositor, principal      by the Sponsors of
          underwriters, trustee or     Units Tendered for
          affiliated persons           Redemption

     (g)  Ratio of annual charges to   *30
          income

14.  Issuance of trust's securities    Introduction; Rights of
                                       Unit Holders -
                                       Certificates

15.  Receipt and handling of           Public Offering of
     payments from purchasers          Units-Profit of Sponsor

16.  Acquisition and disposition of    Introduction; Amendment
     underlying securities             and Termination of the
                                       Indenture; Objectives
                                       and Securities
                                       Selection; The Trust-
                                       Summary Description of
                                       the Portfolio; Sponsor-
                                       Responsibility

17.  Withdrawal or redemption by       Redemption; Public
     Security Holders                  Offering of Units-
                                       Secondary Market

18.  (a)  Receipt and disposition of   Administration of the
          income                       Trust; Reinvestment
                                       Programs

     (b)  Reinvestment of              Reinvestment Programs
          distributions

     (c)  Reserves or special fund     Administration of the
                                       Trust-Distribution

     (d)  Schedule of distribution     *30

_________________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


19.  Records, accounts and report      Administration of the
                                       Trust-Records and
                                       Accounts;-Reports to
                                       Unit Holders

20.  Certain miscellaneous             Amendment and
     provisions of the Indenture       Termination of the
                                       Indenture; Sponsor -
                                       Limitation on Liability
                                       - Resignation; Trustee
                                       - Limitation on
                                       Liability - Resignation

21.  Loans to security holders         *30

22.  Limitations on liability          Sponsor, Trustee;
                                       Evaluator - Limitation
                                       on Liability

23.  Bonding arrangements              Included on Form N-8B-2

24.  Other material provisions of      *30
     the Indenture

     III.  Organization Personnel and
           Affiliated Persons of Depositor


25.  Organization of Depositor         Sponsor

26.  Fees received by Depositor        Expenses and Charges -
                                       fees; Public Offering
                                       of Units-Profit of
                                       Sponsor

27.  Business of Depositor             Sponsor and Included in
                                       Form N-8B-2

28.  Certain information as to         Included in Form N-8B-2
     officials and affiliated
     persons of Depositor

29.  Voting securities of Depositor    Included in Form N-8B-2

30.  Persons controlling Depositor     *30

31.  Payments by Depositor for         *30

_________________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


     certain other services

32.  Payments by Depositor for         *30
     certain other services rendered
     to trust

33.  Remuneration of employees of      *30
     Depositor for certain services
     rendered to trust

34.  Remuneration of other persons     *30
     for certain services rendered
     to trust

     IV.  Distribution and Redemption of Securities


35.  Distribution of trust's           Public Offering of
     securities by states              Units-Public
                                       Distribution

36.  Suspension of sales of trust's    *30
     securities

37.  Revocation of authority to        *30
     distribute

38.  (a)  Method of distribution       Public Offering of
     (b)  Underwriting agreements      Units
     (c)  Selling agreements

39.  (a)  Organization of principal    Sponsor
          underwriter
     (b)  N.A.S.D. membership of
          principal underwriter

40.  Certain fees received by          Public Offering of
     principal underwriter             Units-Profit of Sponsor

41.  (a)  Business of principal        Sponsor
          underwriter

     (b)  Branch officers of           *30
          principal underwriter

     (c)  Salesman of principal        *30
          underwriter

_________________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


42.  Ownership of trust's securities   *30
     by certain persons

43.  Certain brokerage commissions     *30
     received by principal
     underwriter

44.  (a)  Method of valuation          Public Offering of
                                       Units

     (b)  Schedule as to offering      *30
          Price

     (c)  Variation in offering        Public Offering of
          price to certain persons     Units--Volume Discount;
                                       Exchange Option

45.  Suspension of redemption rights   *30

46.  (a)  Redemption valuation         Public Offering of
                                       Units-Secondary Market;
                                       Redemption

     (b)  Schedule as to redemption    *30
          price

47.  Maintenance of position in        See items 10(d), 44 and
     underlying securities             46

     V.  Information concerning the Trustee or Custodian


48.  Organization and regulation of    Trustee
     Trustee

49.  Fees and expenses of Trustee      Expenses and Charges

50.  Trustee's lien                    Expenses and Charges

     VI.  Information concerning Insurance
          of Holders of Securities


51.  (a)  Name and address of          *30
          Insurance Company

     (b)  Type of policies             *30

_________________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


     (c)  Type of risks insured and    *30
          excluded

     (d)  Coverage of policies         *30

     (e)  Beneficiaries of policies    *30

     (f)  Terms and manner of          *30
          cancellation

     (g)  Method of determining        *30
          premiums

     (h)  Amount of aggregate          *30
          premiums paid

     (i)  Who receives any part of     *30
          premiums

     (j)  Other material provisions    *30
          of the Trust relating to
          insurance

     VII.  Policy of Registrant


52.  (a)  Method of selecting and      Introduction;
          eliminating securities       Objectives and
          from the Trust               Securities Selection;
                                       The Trust - Summary
                                       Description of the
                                       Portfolio; Sponsor -
                                       Responsibility

     (b)  Elimination of securities    *30
          from the Trust

     (c)  Policy of Trust regarding    Introduction;
          substitution and             Objectives and
          elimination of securities    Securities Selection;
                                       Sponsor -
                                       Responsibility

     (d)  Description of any           *30
          fundamental policy of the
          Trust


_________________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


53.  Taxable status of the Trust       Cover of Prospectus;
                                       Tax Status

     VIII.  Financial and Statistical Information


54.  Information regarding the         *30
     Trust's past ten fiscal years

55.  Certain information regarding     *30
     periodic payment plan
     certificates

56.  Certain information regarding     *30
     periodic payment plan
     certificates

57.  Certain information regarding     *30
     periodic payment plan
     certificates

58.  Certain information regarding     *30
     periodic payment plan
     certificates

59.  Financial statements              Statement of Financial
     (Instruction 1(c) to Form S-6)    Condition



_________________________

*30  Not applicable, answer negative or not required.

LOGO

DEAN WITTER SELECT
MUNICIPAL TRUST

INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 12

Standard & Poor's Corporation Rating:  AAA


DELAWARE PORTFOLIO SERIES 14
(Intermediate-Long Term Maturity)


(Unit Investment Trusts)


These Trusts were formed for the purpose of providing interest income which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, in the case of a State Trust, is exempt from state income taxes to individual Unit Holders resident in the state for which the State Trust is named, through investment in a fixed portfolio consisting primarily of investment grade intermediate-long term (or intermediate term, in the case of the Insured California Intermediate Term Trust) state, municipal and public authority debt obligations. The value of the Units of each of the Trusts will fluctuate with the value of the portfolio of underlying Securities. The portfolio of the Insured California Intermediate Term Trust was structured as of the Date of Deposit to return to Unit Holders each year beginning in 1999, approximately 20% of the per Unit principal amount of the Securities included in the Trust. (See:
"Schedule of Portfolio Securities".) The Units of the Insured California Intermediate Term Trust only are rated AAA by Standard & Poor's Corporation because all of the Securities in such Trust have been irrevocably insured by insurance either provided by the respective Issuers thereof or obtained by third parties. Minimum Purchase: 1 Unit for the Delaware Uninsured Trust and $1,000 for the Insured California Intermediate Term Trust.


This Prospectus consists of two parts. Part A contains a Summary of Essential Information and descriptive material relating to the Trusts, and the portfolio and financial statements of each Trust. Part B contains a general description of the Trusts. Part A may not be distributed unless accompanied by Part B.

The Initial Public Offering of Units in the Trusts has been completed. The Units offered hereby are issued and outstanding
Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the Secondary Market.



Sponsor:    LOGO             DEAN WITTER REYNOLDS INC.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Read and retain both parts of this Prospectus for future reference.

Units of the Trusts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not federally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.

            Prospectus Part A dated April 17, 1997

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

THE USE OF THE TERM "INSURED" IN THE NAME OF A TRUST DOES NOT
MEAN THAT THE TRUST UNITS ARE INSURED BY ANY GOVERNMENTAL OR
PRIVATE ORGANIZATION.  THE TRUST UNITS ARE NOT INSURED.


              DEAN WITTER SELECT MUNICIPAL TRUST
   INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 12
                 DELAWARE PORTFOLIO SERIES 14


                       TABLE OF CONTENTS

     PART A                                              Page

     Table of Contents ................................   A-1
     Summary of Essential Information .................   A-3
          The Insured California Intermediate
            Term Trust ................................  A-11
          The Delaware Uninsured Trust ................  A-21
     Independent Auditor's Report .....................   F-1

     PART B

     Introduction .....................................     1
     The Trust ........................................     2
          Special Considerations ......................     2
          Summary Description of the Portfolios .......     3
     Insurance on the Securities in an Insured Trust ..    21
     Objectives and Securities Selection ..............    25
     The Units ........................................    26
     Tax Status .......................................    27
     Public Offering of Units .........................    32
          Public Offering Price .......................    32
          Public Distribution .........................    33
          Secondary Market ............................    34
          Profit of Sponsor ...........................    35
          Volume Discount .............................    35
     Exchange Option ..................................    36
     Reinvestment Programs ............................    37
     Redemption .......................................    38
          Tender of Units                                  38
          Computation of Redemption Price per              39
            Unit ......................................
          Purchase by the Sponsor of Units                 39
            Tendered for Redemption ...................


                              A-1

     Rights of Unit Holders ...........................    40
          Certificates ................................    40
          Certain Limitations .........................    40
     Expenses and Charges .............................    40
          Initial Expenses ............................    40
          Fees ........................................    40
          Other Charges ...............................    41
     Administration of the Trust ......................    42
          Records and Accounts ........................    42
          Distribution ................................    42
          Distribution of Interest and Principal ......    42
          Reports to Unit Holders .....................    44
     Sponsor ..........................................    45
     Trustee ..........................................    47
     Evaluator ........................................    48
     Amendment and Termination of the Indenture .......    49
     Legal Opinions ...................................    50
     Auditors .........................................    50
     Bond Ratings .....................................    50
     Federal Tax Free vs. Taxable Income ..............    54

                           Sponsor:

                   Dean Witter Reynolds Inc.
                    Two World Trade Center
                   New York, New York  10048

                          Evaluator:

                Kenny S&P Evaluation Services,
              A Division of J.J. Kenny Co., Inc.
                          65 Broadway
                   New York, New York  10006

                           Trustee:

                     The Bank of New York
                      101 Barclay Street
                   New York, New York  10286

          NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.

                              A-2

                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                         INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 12

                                         As of February 28, 1997




FACE AMOUNT OF SECURITIES          $4,525,000.00      DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER 1,000 UNITS         .0127%
NUMBER OF UNITS                        4,525,796
                                                      ESTIMATED CURRENT RETURN (based on
FRACTIONAL UNDIVIDED INTEREST IN THE                    Public Offering Price)<F2>               4.384%
  TRUST REPRESENTED BY EACH UNIT   1/4,525,796th
                                                      ESTIMATED LONG TERM RETURN (based on
PUBLIC OFFERING PRICE                                   Public Offering Price)<F2>               3.642%

  Aggregate bid side evaluation
    of Securities in the Trust     $4,593,815.00      MONTHLY INTEREST DISTRIBUTIONS

  Divided by 4,525,796 Units                            Estimated net annual interest rate
    multiplied by 1,000            $    1,015.03          per 1,000 Units times $1,000           $45.62
                                                        Divided by 12                            $ 3.84
  Plus sales charge of 2.107% of
    Public Offering Price (2.152%                     RECORD DATE:  The ninth day of each month
    of net amount invested in
    Securities)                            21.84      DISTRIBUTION DATE:  The fifteenth day
                                                       of each month
Public Offering Price per 1,000 Units    1,036.87

  Plus undistributed principal and                    MINIMUM PRINCIPAL DISTRIBUTION:  No distri-
    net investment income and accrued                   bution need be made from the Principal
    interest                                3.73<F1>    Account if balance therein is less than
                                                        $1.00 per 1,000 Units outstanding
    Adjusted Public Offering Price $    1,040.60
                                                      TRUSTEE'S ANNUAL FEE AND EXPENSES (includ-
                                                        ing estimated expenses and Evaluator's
SPONSOR'S REPURCHASE PRICE AND                          fee) $2.25 per $1,000 face amount of
  REDEMPTION PRICE PER 1,000 UNITS                      underlying Securities                  $ 2.25
  (based on bid side evaluation of
  underlying Securities, $21.84                       SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  less than Adjusted Public Offering                    FEE:  Maximum of $.25 per $1,000 face
  Price per 1,000 Units)           $    1,018.76        amount of underlying Securities           .25

                                                      TOTAL ESTIMATED ANNUAL EXPENSES PER
CALCULATION OF ESTIMATED NET ANNUAL                     1,000 UNITS                            $ 2.50
  INTEREST RATE PER 1,000 UNITS
  (based on face amount of $1 per                     EVALUATOR'S FEE FOR EACH EVALUATION:
  Unit)                                                 $.40 per issue of Security

  Annual interest rate per 1,000
    Units                                  4.812%     EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  December 31, 2033
    1,000 Units ($2.50) expressed as
    a percentage                            .250%     DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the value
Estimated net annual interest rate                      of the portfolio of the Trust at any time is
  per 1,000 Units                          4.562%       less than $2,000,000.




   <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on February 28, 1997.

   <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering
of Units - Volume Discount" in Part B of this Prospectus.)


                                                A-3


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                       DELAWARE PORTFOLIO SERIES 14

                                         As of February 28, 1997




FACE AMOUNT OF SECURITIES           $3,575,000.00     DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT               .0131%
NUMBER OF UNITS                             3,574
                                                      ESTIMATED CURRENT RETURN (based on
FRACTIONAL UNDIVIDED INTEREST IN THE                    Public Offering Price)<F14>               4.529%
  TRUST REPRESENTED BY EACH UNIT        1/3,574th
                                                      ESTIMATED LONG TERM RETURN (based on
                                                        Public Offering Price)<F14>                4.140%
PUBLIC OFFERING PRICE

  Aggregate bid side evaluation                       MONTHLY INTEREST DISTRIBUTIONS
    of Securities in the Trust      $3,604,999.00
                                                        Estimated net annual interest rate
  Divided by 3,574 Units            $    1,008.67         per Unit times $1,000                $47.24
                                                        Divided by 12                          $ 3.94
  Plus sales charge of 3.294% of
    Public Offering Price (3.406%                     RECORD DATE:  The ninth day of each month
    of net amount invested in
    Securities)                             34.36     DISTRIBUTION DATE:  The fifteenth day
                                                       of each month
Public Offering Price per Unit           1,043.03
  plus undistributed principal and                    MINIMUM PRINCIPAL DISTRIBUTION:  No distri-
  net investment income and accrued                     bution need be made from the Principal
  interest                                  3.91<F13>   Account if balance therein is less than
                                                        $1 per Unit outstanding
    Adjusted Public Offering Price $    1,046.94
                                                      TRUSTEE'S ANNUAL FEE AND EXPENSES (includ-
                                                        ing estimated expenses and Evaluator's
SPONSOR'S REPURCHASE PRICE AND                          fee) $2.24 per $1,000 face amount of
  REDEMPTION PRICE PER UNIT                             underlying Securities                  $ 2.24
  (based on bid side evaluation of
  underlying Securities, $34.36                       SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  less than Adjusted Public Offering                    FEE:  Maximum of $.25 per $1,000 face
  Price per Unit)                  $    1,012.58        amount of underlying Securities           .25

CALCULATION OF ESTIMATED NET ANNUAL                   TOTAL ESTIMATED ANNUAL EXPENSES PER
  INTEREST RATE PER UNIT                                UNIT                                   $ 2.49
  (based on face amount of $1,000 per
  Unit)                                               EVALUATOR'S FEE FOR EACH EVALUATION:
                                                        Minimum of $.40 per issue of Security
  Annual interest rate per
    Unit                                   4.973%     EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  December 31, 2033
    Unit ($2.49) expressed as
    a percentage                            .249%     DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the
Estimated net annual interest rate                      value of the Portfolio of the Trust at any
  per Unit                                 4.724%       time is less than $1,490,000.




    <F13>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on February 28, 1997.

    <F14>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering
of Units - Volume Discount" in Part B of this Prospectus.)

                                                A-4



                              A-3

             SUMMARY OF ESSENTIAL INFORMATION
                          (Continued)


THE TRUSTS -- The Dean Witter Select Municipal Trust, Insured California Intermediate Term Portfolio Series 12 (the "Insured California Intermediate Term Trust") and Delaware Portfolio Series 14 (Intermediate-Long Term Maturity) (the "Delaware Uninsured Trust") are two separate unit investment trusts (collectively, the "Trusts" or the "State Trusts") created on March 30, 1994 (the "Date of Deposit") under the laws of the State of New York pursuant to an Indenture as defined in Part B. Each of the Trusts is composed of "investment grade" intermediate-long term or, in the case of the Insured California Intermediate Term Trust, intermediate term, interest-bearing municipal bonds (the "Securities"). (For a description of the meaning of "investment grade" securities, see: "Bond Ratings", in Part B.) The objectives of each Trust are: (1) the receipt of income which, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, in the case of a State Trust, is exempt from state income taxation to individual Unit Holders resident in the state for which the State Trust is named; and (2) the conservation of capital. The portfolio of the Insured California Intermediate Term Trust was structured as of the Date of Deposit to return to Unit Holders each year beginning in 1999, approximately 20% of the per Unit principal amount of the Securities included in the Trust. (See: "Schedule of Portfolio Securities".) The payment of interest and the preservation of principal of the Trusts is dependent on the continuing ability of the respective Issuers of the Securities or the bond insurers thereof to meet their obligations to pay principal and interest on the Securities. Therefore, there is no guarantee that the objectives of the Trusts will be achieved. All of the Securities in each of the Trusts are obligations of the state for which such State Trust is named or of the counties, municipalities or public authorities thereof, or of the Commonwealth of Puerto Rico. Interest on the Securities, in the opinion of bond counsel or special tax counsel to the Issuers thereof, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, in the case of a State Trust, is exempt from state income taxes when owned by individual Unit Holders resident in the state for which the State Trust is named. (For a discussion of certain tax aspects of the Trusts, see: "Tax Status", in Part B. For a discussion of certain state tax aspects of a particular Trust, see:
"Special Considerations Regarding California Securities -- California Tax Status" and "Special Considerations Regarding Delaware Securities -- Delaware Tax Status", herein.)



                              A-4

          OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF EACH TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF A PARTICULAR TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

          INSURANCE -- A policy of insurance guaranteeing the scheduled payment of principal and interest ("Bond Insurance") has been obtained from the bond insurers indicated on the respective "Schedule of Portfolio Securities", herein, and paid for by the Issuers of the Securities, or by third parties, for all the Securities in the Insured California Intermediate Term Trust. The policies of Bond Insurance are non-cancellable and cover default in the payment of principal and interest on the Securities so insured so long as such Securities remain outstanding, whether they are held in the Insured California Intermediate Term Trust or not. Bond Insurance on all Securities in the Insured California Intermediate Term Trust relates only to the Securities in such Insured California Intermediate Term Trust and not to the Units offered hereby.
No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of Bond Insurance relating to a Security in the Insured California Intermediate Term Trust. However, as a result of such Bond Insurance, the Securities, as well as the Units of the Insured California Intermediate Term Trust only, are rated "AAA" by Standard & Poor's Corporation. There can be no assurance that such "AAA" ratings will be retained. (See: "Insurance on the Securities in an Insured Trust", in Part B.)

          MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by each Trust will be made, on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Programs of the Sponsor, neither of which are insured. (See:
"Reinvestment Programs", in Part B.)

          PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of each Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying securities, divided by the number of Units outstanding, plus a sales charge calculated by reference to "Sales Charge/Volume Discount", below, plus the per Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See: "Public Offering of Units", in Part B.)

          ESTIMATED CURRENT RETURN -- The Estimated Current
Return shows the return based on the Public Offering Price and


                              A-5

is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will also vary with fluctuations in the bid side evaluation of the underlying Securities. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See: "The Units -- Estimated Annual Income and Current Return", in Part B.)

          MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units -- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See: "Redemption", in Part B.)
Market conditions may cause such prices to be greater or less than the amount paid for Units.

          SPECIAL CONSIDERATIONS -- An investment in Units of the Trusts should be made with an understanding of the risks which an investment in fixed rate intermediate-long term or intermediate term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. The Insured California Intermediate Term Trust is considered to be concentrated in General Revenue Lease Payment Securities (58.71% of the aggregate market value of the Insured California Intermediate Term Trust Portfolio). The Delaware Uninsured Trust is considered to be concentrated in General Obligation Securities and Highway and Transportation Securities (50.76% and 34.89%, respectively, of the aggregate market value of the Delaware Uninsured Trust Portfolio). (See:
"The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in Part B. See also: "The Insured California Intermediate Term Trust" or "The Delaware Uninsured Trust", herein, for a discussion of additional risks relating to Units of such Trust.)

          LADDERED MATURITIES -- The portfolio of the Insured California Intermediate Term Trust was structured as of the Date of Deposit to return to Unit Holders each year beginning in 1999, approximately 20% of the per Unit principal amount of the Securities included in the Trust. (See: "Schedule of Portfolio Securities".) The timing and percentage amount of principal return may vary from the estimated cash flow schedule on the Date of Deposit if Securities are sold for credit


                              A-6

reasons or as a result of redemptions or if an issuer calls or fails to call a Security. Such sale, call or failure to call may result in an increase in, a decrease in, or the elimination of, a return of principal in one or more years. If interest rates rise, Unit Holders may be able to reinvest their principal distributions as received in higher-yielding obligations. Conversely, however, if interest rates decline, Unit Holders will be receiving payments of principal at times when only lower-yielding investments of comparable quality are available. Reinvesting at such time may result in an over-all lower yield than would result from a single investment maturing at the close of the life of the Trust.

          PUBLIC DISTRIBUTION -- Sales of Units may be made pursuant to distribution arrangements with certain banks and/or other entities subject to regulation by the Office of the Comptroller of the Currency which are acting as agents for their customers. These banks and/or entities are making Units of the Trust available to their customers on an agency basis.
A portion of the sales charge paid by these customers is retained by or remitted to such banks or entities in an amount equal to the fee customarily received by an agent for acting in such capacity in connection with the purchase of Units. The Glass Steagall Act prohibits banks from underwriting certain securities, including Units of the Trust; however, this Act does permit certain agency transactions, and banking regulators have not indicated that these particular agency transactions are impermissible under this Act. In Texas, as well as certain other states, any bank making Units available must be registered as a broker-dealer in that State.

          OTHER INFORMATION -- The Securities in the Portfolio of each Trust were chosen in part on the basis of their respective maturity dates. An intermediate-term Trust contains obligations maturing in 3 to 10 years from the Date of Deposit and an intermediate-long term trust contains obligations maturing in 10 to 15 years from the Date of Deposit. The maturity date of each of the Trusts is December 31, 2033. The latest maturity of a Security in the Insured California Intermediate Term Trust is July 2003; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 4.177 years. The latest maturity of a Security in the Delaware Uninsured Trust is October 2007; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 8.395 years. The actual maturity dates of each of the Securities contained in each Trust are shown on the respective "Schedule of Portfolio Securities", herein.

          The range of maturities of Securities in the Insured
California Intermediate Term Trust is from March 1, 1999 to
July 1, 2003.  The range of maturities of Securities in the


                              A-7

Delaware Uninsured Trust is from July 1, 2003 to October 1,
2007.

          The Trustee shall receive annually $1.28 per $1,000 principal amount of Securities in each Trust for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be incurred by a Trust.

          SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

          The sales charge will reflect different rates depending upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such calculations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date unless: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory tender date will be deemed the date on which such Security matures.

                                 (as % of bid     (as % of
                                                  Public
Time to Maturity               side evaluation)   Offering

                                                  Price)

Less than 1 year                           0%              0%
1 year to less than 2 years            0.756%           0.75%
2 years to less than 4 years           1.523%           1.50%
4 years to less than 7 years           2.564%           2.50%
7 years to less than 11 years          3.627%           3.50%
11 years to less than 15               4.712%           4.50%
years
15 years and greater                   5.820%           5.50%

          The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single


                              A-8

day of the specified number of Units (or dollar amount with respect to the Insured California Intermediate Term Trust) of a Trust set forth below.









                              A-9



                       Insured
                      California
    Delaware      Intermediate Term                Dealer
   Uninsured                                       Concession
     Trust              Trust        % of          as % of
                                     Effective     Effective
    Number of       Dollar Amount     Sales           Sales

   Units                             Charge        Charge


1-99...........   $1-$99,999 ......     100%            65%
100-249........   $100,000-$249,999 .................95%            62%
250-499........   $250,000-$499,999 .................85%            55%
500-999........   $500,000-$999,999 .................70%            45%
1,000 or more..   $1,000,000 or          55%            35%
                  more ............

          To qualify for the reduced sales charge and concession applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

          Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.00% of the Public Offering Price (3.093% of the bid side evaluation of the Securities) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.

          Dealers purchasing certain dollar amounts of Units during the life of the Trusts may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

          For further information regarding the volume discount, see: "Public Offering of Units -- Volume Discount", in Part B.

          Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP"; "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc." is replaced with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc." The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, respectively. "Insurance on the Securities in an insured Trust" in Part B is amended to add the following paragraph before "Ambac Indemnity":


                             A-10

          On December 20, 1995, Capital Guaranty Corporation merged with a subsidiary of Financial Security Assurance Holdings Ltd. In connection with such merger, (i) CGIC, the principal operating subsidiary of Capital Guaranty Corporation, became a wholly-owned subsidiary of FSA, the principal operating subsidiary of Financial Security Assurance Holdings Ltd., and (ii) the corporate name of CGIC was changed to Financial Security Assurance of Maryland Inc.

          Reference to Capital Guaranty in Part B shall be deleted.







                             A-11

      THE INSURED CALIFORNIA INTERMEDIATE TERM TRUST


          The Portfolio of the Insured California Intermediate Term Trust consists of eight issues of Securities, all of which were issued by Issuers located in California. One of the issues of Securities is a general obligation of an Issuer. Seven issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Insured California Intermediate Term Trust contains the following categories of Securities:

                                       Percentage of Aggregate
                                   Market Value of Trust Portfolio
Category of Security                    (as of April 1, 1997)


General Obligation..............                19.85%
General Revenue Lease
  Payment ......................                58.71%
Health Care and Hospital........                19.81%
Prerefunded/Escrowed to
  Maturity .....................                 1.62%
Original Issue Discount.........                40.02%

          See: "The Trust -- Summary Description of the Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the Insured California Intermediate Term Trust. See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

          Of the Original Issue Discount bonds in the Insured California Intermediate Term Trust, approximately 2.21% of the aggregate principal amount of the Securities in the Insured California Intermediate Term Trust (or 1.62% of the market value of all Securities in the Insured California Intermediate Term Trust on April 1, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

          On April 1, 1997, based on the bid side of the market, the aggregate market value of the Securities in the Insured California Intermediate Term Trust was $4,544,237.95.

          The Securities in the Insured California Intermediate
Term Trust are insured to maturity by the insurance obtained by





                             A-12

the Issuers or by third parties from the following insurance companies: AMBAC:39.79%*; FSA:18.59%*+; FGIC:19.85%*;
MBIA:1.62%*; and Connie Lee:20.14%.a

          On April 1, 1997, all of the Securities in the Insured California Intermediate Term Trust were rated "AAA" by Standard & Poor's Corporation because of the Bond Insurance policies issued in respect of such Securities. (See: the respective "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Insured California Intermediate Term Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

               SPECIAL CONSIDERATIONS REGARDING
                     CALIFORNIA SECURITIES


Risk Factors

          Potential purchasers of the Units of a State Trust should consider the fact that the Trust's Portfolio consists primarily of Securities issued by the state for which such State Trust is named or its municipalities or authorities and realize the substantial risks associated with an investment in such Securities. Each State Trust is subject to certain additional risk factors:




a Percentages computed on the basis on the aggregate bid side evaluation of the Securities in the Insured
     California Intermediate Term Trust on April 1, 1997.

+ Percentage shown for FSA represents Securities originally insured by CGIC. In December 1995, CGIC became a subsidiary of FSA, and all policies issued by CGIC became covered by the intercompany pooling agreement among the FSA group of insurance companies, as a result of which all policies issued by CGIC are backed by the same claims-paying resources as policies issued by FSA.




                             A-13

California Trust


          Since the start of the 1990-91 fiscal year, California (the "State") has faced the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, have all been severely affected. Job losses have been the worst of any post-war recession and have been estimated to exceed 800,000. While the most severe point of the recession has been estimated to have occurred in late 1993, pre-recession job levels are not expected to be reached for several more years.

          The recession has affected State tax revenues, which mirror economic conditions. It has also caused increased expenditures for health and welfare programs. The State has also been facing a structural imbalance in its budget with the largest programs supported by the General Fund (K-12 schools and community colleges, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. (The General Fund, the State's main operating fund, consists of revenues which are not required to be credited to any other fund.) As a result, the State has experienced recurring budget deficits.

          Employment, income, and retail sales in the State have shown modest increases over the past two years, indicating some recovery from recessionary conditions. These increases notwithstanding, pre-recession job levels are not expected to be reached until 1997.

          Together with the federal government, which is providing over $9.5 billion in aid, the State is committed to assisting local governments, individuals and businesses suffering damage caused by the Northridge earthquake, as well as to assisting in the repair and replacement of State-owned facilities.

          On December 6, 1994, Orange County, California (the
"County"), together with its pooled investment funds (the
"Pools"), filed for protection under Chapter 9 of the federal
Bankruptcy Code.

          On May 2, 1995, the Bankruptcy Court approved a settlement agreement covering claims of the other participating entities against the County and the Pools. Most participants



                             A-14

have received in cash 80% (90% for school districts) of their Pools' investments with the balance to be paid in the future.

          The State bears no existing obligation in connection with any of the outstanding obligations or securities of the County or any of the other participating entities. It may, however, be necessary for the State to intervene if the County lacks sufficient resources to maintain County administered State programs. In this regard, the State cannot predict what, if any, action may occur. The Legislature is considering the County's new financial plan and other proposals relating to the County bankruptcy, including possible State oversight of County finances. None of the proposals, however, presently involve any direct State financial support of the County.

   1995-96 Budget

          The State began the 1995-96 fiscal year with strengthening revenues based on an improving economy and the smallest nominal "budget gap" to be closed in many years

          The 1995-96 Budget Act, signed by the Governor, on August 3, 1995, projects General Fund revenues and transfers of $44.1 billion. about $2.2 billion higher than projected revenues in 1994-95. The Budget Act projects Special Fund revenues of $12.7 billion, an increase from $12.1 billion projected in 1994-95.

          The 1995-96 Budget Act projects General Fund expenditures and transfers of $43.4 billion, an increase of $168 million over 1994-95. The Budget Act also projects Special Fund expenditures of $13.4 billion, a decrease of $700 million from 1994-95 projected expenditures. The principal features of the Budget Act were the following:

          1. Proposition 98 funding for schools and community colleges will increase by about $1 billion (General Fund) and $1.2 billion total above revised 1994-95 levels. Because of higher than projected revenues in 1994-95, an additional $543 million is appropriated to the 1994-95 Proposition 98 entitlement. A significant component of this amount is a block grant of about $54 per pupil for any one-time purpose. Per-pupil expenditures are projected to increase by another $126 in 1995-96 to $4,435. A full 2.7% cost of living allowance is funded for the first time in several years. The budget compromise anticipates a settlement of the CTA v. Gould litigation.

          2.  Cuts in health and welfare costs totaling about
$900 million, some of which would require federal legislative approval.



                             A-15

          3. A 3.5% increase in funding for the University of California ($90 million General Fund) and the California State
University system ($24 million General Fund).

          4. The Budget assumes receipt of $473 million in new federal aid for costs of illegal immigrants, in excess of federal government commitments. This amount is considerably less than the summer 1994 two-year budget proposal estimate, and is somewhat lower than the estimate in the January 1995 Governor's Budget.

          5. General Fund support for the Department of Corrections is increased by about 8 percent over 1994-95, reflecting estimates of increased prison population. This amount is less than was proposed in the Governor's Budget.

          THE FOREGOING DISCUSSION OF THE 1995-96 FISCAL YEAR BUDGET IS BASED IN LARGE PART ON STATEMENTS MADE IN A RECENT "PRELIMINARY OFFICIAL STATEMENT" DISTRIBUTED BY THE STATE OF CALIFORNIA. IN THAT DOCUMENT, THE STATE INDICATED THAT ITS DISCUSSION OF THE FISCAL YEAR BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THE STATE NOTED FURTHER THAT THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THAT THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.

   State Appropriations Limit

          The State is subject to an annual appropriations limit imposed by Article XIIIB of the State Constitution (the "Appropriations Limit"), and is prohibited from spending "appropriations subject to limitation" in excess of the Appropriations Limit. Article XIIIB, originally adopted in 1979. was modified substantially by Propositions 98 and 111 in 1988 and 1990, respectively. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed the reasonable cost of providing the regulation, product or service. The Appropriations Limit is based on the limit for the prior year, adjusted annually for certain changes, and is tested over consecutive two-year periods. Any excess of the aggregate proceeds of taxes received over such two-year period above the combined Appropriation Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.




                             A-16

          Exempted from the Appropriations Limit are debt service costs of certain bonds, court or federally mandated costs, and, pursuant to Proposition 111, qualified capital outlay projects and appropriations or revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1,. 1990 levels. Some recent initiatives were structured to create new tax revenues dedicated to specific uses and expressly exempted from the Article XIIIB limits. The Appropriations Limit may also be exceeded in cases of emergency arising from civil disturbance or natural disaster declared by the Governor and approved by two-thirds of the Legislature. If not so declared and approved, the Appropriations Limit for the next three years must be reduced by the amount of the excess.

          Because of the complexities of Article XIIIB, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the Sponsor cannot predict the impact of this or related legislation on the bonds in the California Trust Portfolio. Other Constitutional amendments affecting state and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent that the Article XIIIB spending limit would restrain the State's ability to fund such other programs by raising taxes.

   State Indebtedness

          As of August 1, 1995, the State had over $18.93 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $2.81 billion remained unissued as of August 1, 1995. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of August 1, 1995, the State had approximately $5.56 billion of outstanding Lease-Purchase Debt.

          In addition to the general obligation bonds, State agencies and authorities had approximately $18.98 billion aggregate principal amount of revenue bonds and notes outstanding as of June 30, 1995. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects,


                             A-17

various public works and exposition projects, educational facilities (including the California State University and
University of California systems), housing, health facilities and pollution control facilities.

   Litigation

          The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

   Ratings

          On July 15, 1994, Standard & Poor's Corporation ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's"), and Fitch Investors Service, Inc. ("Fitch") all downgraded their ratings of California's general obligation bonds. These bonds are usually sold in 20- to 30-year increments and used to finance the construction of schools, prisons, water systems and other projects. The ratings were reduced by Standard & Poor's from "A+" to "A," by Moody's from "Aa" to "Al," and by Fitch from "AA" to "A." Since 1991, when it had a "AAA" rating, the State's rating has been downgraded three times by all three ratings agencies. All three agencies cite the 1994-95 Budget Act's dependence on a "questionable" federal bailout to pay for the cost of illegal immigrants, the Proposition 98 guaranty of a minimum portion of State revenues for kindergarten through community college, and the persistent deficit requiring more borrowing as reasons for the reduced rating. Another concern was the State's reliance on a standby mechanism which could trigger across-the-board reductions in all State programs, and which could disrupt State operations, particularly in fiscal year 1995-96. However, a Standard & Poor's spokesman stated that, although the lowered ratings means California is a riskier borrower, Standard & Poor's anticipates that the State will pay off its debts and not default. There can be no assurance that such ratings will continue for any given period of time or that they will not in the future be further revised.

          Fitch upgraded its rating of California general obligation bonds from "A" to "A+" on February 26, 1996. No rating change was made, however, by either Moody's or Standard
& Poor's as of that date.

          As a result of Orange County's Chapter 9 bankruptcy filing on December 6, 1994, Moody's suspended the County's bond ratings until January 6, 1995, when it reinstated them at a rating of "Caa." On December 6, 1994, Standard & Poor's cut its


                             A-18

rating of all Orange County debt from "AA-" to "CCC," a level below investment grade and an indication of high risk and uncertainty, and on December 8. 1994, Standard & Poor's further reduced its rating to "D" indicating default status. Fitch does not rate Orange County bonds. It is anticipated that as Orange County's credit and bond ratings fall, it will have difficulty in getting loans or selling its bonds to raise money. Additionally, the County's bankruptcy filing could affect about 180 municipalities, school districts, and other municipal entities which entrusted billions of dollars to Orange County to invest. Standard & Poor's has informed such entities that they have been placed on negative credit watch, the usual step prior to a downgrade of credit rating.

          The Sponsor believes the information summarized above describes some of the more significant aspects relating to the California Trust. The sources of such information are Preliminary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.





                             A-19

               SUPPLEMENT TO PART B - TAX STATUS


California Trust

          On the Date of Deposit, special California counsel for the Sponsor rendered an opinion under the then existing
California state income tax law which read as follows:

          The Insured Trust is not an association taxable as a corporation under the income tax laws of the State of California;

          The income, deductions and credits against tax of the Insured Trust will be treated as the income, deductions and credits against tax of the holders of Units in the Insured Trust under the income tax laws of the State of California;

          Interest on the bonds held by the Insured Trust to the extent that such interest is exempt from taxation under California law will not lose its character as tax-exempt income merely because that income is passed through to the holders of Units; however, a corporation subject to the California franchise tax is required to include that interest income in its gross income for purposes of determining its franchise tax liability;

          Each holder of a Unit in the Insured Trust will have a taxable event when the Insured Trust disposes of a bond (whether by sale, exchange, redemption, or payment at maturity) or when the Unit holder redeems or sells his Units. The total tax cost of each Unit to a holder of a Unit in the Insured Trust is allocated among each of the bond issues held in the Insured Trust (in accordance with the proportion of the Insured Trust comprised by each bond issue) in order to determine the holder's per Unit tax cost for each bond issue, and the tax cost reduction requirements relating to amortization of bond premium will apply separately to the per Unit tax cost of each bond issue. Therefore, under some circumstances, a holder of a Unit may realize taxable gain when the Insured Trust disposes of a bond or the holder's Units are sold or redeemed for an amount equal to or less than his original cost of the bond or Unit;

          Each holder of a Unit in the Insured Trust is deemed to be the owner of a pro rata portion of the Insured Trust under the personal property tax laws of the State of California;




                             A-20

          Each Unit holder's pro rata ownership of the bonds held by the Insured Trust, as well as the interest income therefrom, is exempt from California personal property taxes; and

          Amounts paid in lieu of interest on defaulted bonds held by the Trustee under policies of insurance issued with respect to such bonds will be excludable from gross income for California income tax purposes if, and to the same extent as, those amounts would have been so excludable if paid as interest by the respective issuer.

          In the opinion of Messrs. Kopesky & Welke, LLP, special California counsel to the Sponsor, no change in law has occurred since the Date of Deposit which would require a change in the above opinion.








                             A-21

               THE DELAWARE UNINSURED TRUST


          The Portfolio of the Delaware Uninsured Trust consists of eight issues of Securities, seven of which were issued by Issuers located in Delaware and one of which (approximately 3.75% of the aggregate market value of the Delaware Uninsured Trust Portfolio) was issued by authority of the Commonwealth of Puerto Rico. Four issues of Securities are each a general obligation of an Issuer. Four issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Delaware Uninsured Trust contains the following categories of Securities:

                                       Percentage of Aggregate
                                   Market Value of Trust Portfolio
Category of Security                    (as of April 1, 1997)


General Obligation..............                50.76%
Higher Education................                14.35%
Highway and Transportation......                34.89%
Original Issue Discount.........                50.48%

          See:  "The Trust -- Summary Description of the
Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the Delaware Uninsured Trust. See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

          Of the Original Issue Discount bonds in the Delaware Uninsured Trust, approximately 5.59% of the aggregate principal amount of the Securities in the Delaware Uninsured Trust (or 3.75% of the market value of all Securities in the Delaware Uninsured Trust on April 1, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

          On April 1, 1997, based on the bid side of the market, the aggregate market value of the Securities in the Delaware Uninsured Trust was $3,546,881.50.

          On April 1, 1997, Standard & Poor's Corporation rated seven of the Securities in the Delaware Uninsured Trust as follows: 25.98%-AAA and 60.39%-AA; and Moody's Investors Service rated one of the Securities as follows: 13.63%-A. (See: the respective "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating


                             A-22

assigned may be reduced below the minimum requirements of the Delaware Uninsured Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

               SPECIAL CONSIDERATIONS REGARDING
              DELAWARE SECURITIES - April 7, 1997


          The Sponsor believes the information summarized below describes some of the more significant developments relating to the general economic conditions of the State of Delaware and in particular to the state government itself. This information may be relevant to the Securities (i) of or supported by the State of Delaware or (ii) of municipalities or other political subdivisions or instrumentalities of the State of Delaware that rely, in whole or in part, on ad valorem real property taxes and other general or special funds of such municipalities or political subdivisions. The sources of such information include publicly available documents, including the Official Statements of the state. The Sponsor has not independently verified any of the information contained in such Official Statements and other publicly available documents, and is not aware of any facts that would render such information inaccurate.

Economic Base

          The growth experienced in most sectors of Delaware's economy for the past ten years has been considerably greater than the average growth rates in the other forty-nine states. Population grew by 22% in Delaware, compared with the national growth of 17% and 5% in the other states in the region (Maryland, New Jersey, New York, Pennsylvania). Delaware's 1996 population exceeded the 1995 head count by 1.1%, the growth rate for the U.S. was 0.9%, and the growth in the mideast region was 0.2%. Similarly, Delaware's employment growth from 1986 through 1996 of 25% exceeded the 20% and 5% growth rates of the nation and the region, respectively.

          During the same period, unemployment rates declined from a level higher than the national average, to one lower than the U.S. as a whole. Delaware's February 1997 unemployment rate of 4.7% was lower than the national rate of 5.3%. The average of the other states in the mideast region was 5.6%. For 1996, Delaware's unemployment rate averaged 5.2%, lower than the 5.4% rate for the U.S. and the 5.9% regional average rate for the same year.



                             A-23

          Personal income in the State advanced 90% from 1985 through 1995, compared with 80% for the nation and 78% in the region. The 1995 poverty rate in the state was 10.3%, considerably lower than the national rate of 13.8%. In July 1995 State Policy Reports ranked states by gross state product per capita. Delaware ranked second of all the states, with Alaska as the only state that exceeded Delaware. Delaware exceeded the average state in the value of per capita production by 46%.

          These indicators of above average economic performance resulted in part from financial decisions made by the state in the late 1970's and early 1980's. They include
(1) reducing the top marginal personal income tax rate from 19.8% to 7.7% and a further reduction effective January 1997 that lowered the top rate to 6.9%, (2) broadening the employment base to reduce the influence of the manufacturing sector on Delaware's economy (from 25% of all jobs in 1986 to 16% in 1996), (3) reducing regulations on business - especially banking through the Financial Center Development Act of 1981, and (4) following fiscally conservative taxing policies. In 1993, further deregulatory legislation was enacted, which increased competitive options for telecommunications providers and expanded the powers of limited liability partnerships in Delaware.

          The state did feel the impact of the national recession of 1990-91. Employment peaked at 355,900 in June 1990, reached its low point in February 1992, and had recovered by 43,900 jobs to a level of 375,600 positions in February 1997. Compared with one year earlier, Delaware's employment in February 1997 had increased by 11,600 (3.2%) while the nation's employment grew by 2.4% and the other states in the region saw an increase of 0.8%.

          Delaware's manufacturing employment continues to be negatively impacted by the downsizing and restructuring of the chemical industry. In February 1997 there were 23,000 chemical workers in Delaware, 10,600 fewer than in the peak year of 1990. When comparing February 1997 with February one year earlier, Delaware's loss of chemical employment was nearly 2%, the same as the region, compared to a 1% loss in the nation. The General Motors assembly plant in Northern Delaware will serve as an overflow facility starting in the spring of 1997, when it will produce the Chevrolet Malibu line for two years. Their current employment is 2,900, with average wages of $19 per hour. GM will then use the plant to build the Saturn Innovate. They expect to assemble 250,000 cars annually and maintain their current employment level.




                             A-24

          Chrysler, the owner of the only other auto assembly plant in the state also employs 2,900 workers. Chrysler is currently undergoing a $500 million retooling of its facility. In the fall of 1997 that plant will begin producing sport utility vehicles. February 1997 manufacturing employment in Delaware declined by 4% compared with one year ago. The U.S. lost 1% of its manufacturing jobs over the same period and the other states in the region lost nearly 2%.

          The state's per capita personal income of $26,273 in 1995 was 13% higher than the national average, ranking Delaware sixth in the U.S. For 1995, Delaware's total personal income advanced by 6.0%, relative to one year earlier, compared with 5.8% in the U.S. and 4.5% in the region.

          In the past ten years (1986-96) there has been a 52% growth in net new business firms established in Delaware, compared with 22% in the U.S. and 14% in the region. In 1996 there were 22,000 firms operating in the state, a growth rate for the year that was the fifth highest in the nation, and two and one half times that of the U.S. and five times that of the region. The business failure numbers also paint Delaware as an attractive place to own a successful company. In 1995, only 45 Delaware businesses ceased to operate, the lowest number of failures since 1989. In 1995, only 22 businesses failed in Delaware for each 10,000 firms in existence, compared with failure rates of 86 and 90 per 10,000 firms for the region and the U.S., respectively.

          Franchise tax revenue and fees derived from companies incorporated in Delaware represent the second largest source (20%) of State General Fund revenue (the largest contributor is the personal income tax). There were 51,300 new incorporations in Delaware in 1996, bringing the number of domestic corporations using the state as their legal home to more than 300,000. New incorporations in Delaware increased by 7% in 1996, compared with 1995. Although the state is the legal home of only 5% of the corporations in the U.S., among those are half the companies listed on the New York Stock Exchange. Delaware was also the corporate home of 58% of the companies listed in the "Fortune 500" in 1995.

          The value of Delaware's construction contracts (as measured by McGraw-Hill) decreased 6% in 1996 compared with 1995. This decrease compares with the U.S. increase of 3%. Delaware's strengths were in the nonresidential building (office space), nonbuilding (highway) and government building categories. Construction employment in February 1997 was 13% higher than one year earlier, compared with 6% growth in the U.S., and a 3% increase in the region.




                             A-25

          Delaware's new private housing authorizations decreased by 5% in 1996, compared with 1995. U.S. and the region's private housing authorizations were 8% and 10% higher, respectively, for the same period. There were 1% more Delaware home sales in 1996 than in 1995, compared with an 8% increase for the whole country, and a 2% decline for the region. The nominal dollar value of Delaware's housing starts was 6% higher in 1996 than the previous year compared with increases of 8% in the region and 11% nationally.

          Newly leased office space in the greater Wilmington market increased by 40% in 1996 compared with the prior year, and was 30% higher than the average of the last five years.
The vacancy rate for Wilmington's Class "A" buildings was 15% compared with the national average of 14% in December 1996. At the same time, the quoted rental price for this downtown office space was $20 per square foot, compared to $25 in the average central business district nationally. Operating costs on these properties averaged $7 per square foot at the end of 1996. These costs were approximately the same as those nationwide, but considerably less than in neighboring cities. MBNA, one of the largest banks in the state, has recently completed construction of two office buildings totalling 615,000 square feet and an adjoining parking garage adjacent to the central square in the City of Wilmington.

          The financial services industry continued to expand in Delaware, employing 44,900 workers in February 1997. Those workers in financial services held 2,700 more jobs than one year earlier, a year-over-year growth rate of 6%, in spite of the ongoing bank consolidations. The number of national finance-related jobs grew by 3% and the number in the region remained unchanged. In 1995, Delaware banks had the third highest return on average assets in the nation, 2.39% compared with the U.S. average of 1.16%. Financial institutions currently number fifty-seven, including half of the ten largest credit card companies in the country. In June 1995, the state approved limited expansion powers for out-of-state banks that want to establish operations in Delaware.

          The Port of Wilmington handled 4.6 million tons of waterborne cargo in 1996, an increase of 21% compared with the prior year. For fiscal 1996, gross port revenue of $18.1 million was 4% lower than the revenue in fiscal 1995. The composition of the imports has changed since last year, with increases in wet bulk imports and reductions in steel, dry bulk and refrigerated cargo. The wet bulk (primarily oil) cargo pays a monthly fee for port usage, regardless of tonnage, while payment for the other cargo is based on weight. Wilmington's port exports more American-made cars and imports more bananas than any other port in the U.S. New port contracts include substantial import tonnage of Chilean fruit and Australian


                             A-26

beef. In 1996 the port of Wilmington led all the Delaware River ports and terminals with 376 ship calls, according to the Delaware River and Bay Maritime Exchange. In June 1995 the state agreed to purchase the port for $40 million, payable over 30 years. The state also agreed to invest $25 million in capital improvements in the port over the next two years and to assume $66 million of port debt. The state assumed the full operating responsibility for the port in September 1996.

State Finances

          Fiscal 1996. General Fund expenditures were $1,651

million, an increase of 7% over the previous year, with the growth primarily for mandated caseload and inflation adjustments in social service programs. One significant feature in the 1996 budget was an initiative to move welfare recipients into the labor market. The fiscal 1996 revenue was $1,656 million, an increase of 3%. After adjusting for the phased-in personal income tax cut, the growth of General Fund revenue was 6% over the prior year. The fiscal 1996 cumulative cash balance was $379 million, 24% of the operating budget. Nationally, cash balances as a percent of operating spending averaged 6%, according to the National Association of State Budget Officers. The State's Budget Reserve Fund (see "Fiscal Controls" below) remained fully funded at the 5% level and held balances of $87 million.

          Delaware finances transportation projects primarily through the Transportation Trust Fund, created in 1987 and funded by dedicated revenue sources including the motor fuel tax, turnpike tolls and concessions, motor vehicle document and registration fees, miscellaneous transportation related revenue (titling fees, operator license fees, etc.), and investment earnings on Trust Fund balances. Transportation operating expenses and debt service were $162 million for fiscal 1996, a 1% increase over the previous year. The capital program spent another $124 million. The state enacted increases in motor vehicle gasoline and diesel taxes, vehicle document fees, and tolls on Interstate 95 to replace some of the anticipated bond-financed capital spending. These "user fees" for transportation purposes are expected to provide $178 million of capital for transportation projects through 1999, and became effective September 1993.

          In 1993, the U.S. Supreme Court ruled in favor of Delaware in a case involving intangible abandoned property, stating that Delaware is entitled to receive abandoned property held by brokers incorporated in the state. In 1994, Delaware negotiated a settlement with New York which allows Delaware to draw down the $220 million windfall during the next four years. The fiscal 1996 budget authorized the use of these funds (named


                             A-27

the Twenty-first Century Fund) to create public/private partnerships to enhance the competitiveness of the state. Specifically allocated in fiscal 1996 were $35 million for agricultural land preservation and a parks' maintenance endowment, $42 million for educational technology investments and economic development projects and $33 million for housing, community development, and sewer/water projects.

          Fiscal 1997.  The Delaware Economic and Financial

Advisory Council ("DEFAC"), composed of 33 private and public-sector members appointed by the Governor, provides revenue and expenditure forecasts for the General Assembly and the Governor a minimum of six times each year. The most recent DEFAC forecast (March 1997) called for General Fund revenue of $1,742 million for fiscal 1997, a growth of 5% over the fiscal 1996 revenue. (Adjusted for the decrease in personal income tax rates, the growth estimate was 6%.) Fiscal 1997 expenditures are expected to be $1,781, an increase of 8% compared with fiscal 1996. Operating expenditures and debt service from the Transportation Trust Fund are expected to be $164 million, approximately the same as the previous year. The capital spending budgets include $119 million for transportation projects and $159 million for other capital improvements supported by the General Fund and the Twenty-first Century Fund.

          Fiscal 1998.  The March 1997 DEFAC estimate for

revenue in the General Fund was $1,780 million (+5%) and $244 million in the Transportation Trust Fund, a nearly 3% increase over the previous year.

          Fiscal Controls  A constitutional limit requires a

three-fifths vote of each house of the General Assembly to pass or increase any tax or license fee. Appropriation of more than 98% of estimated General Fund revenue plus unencumbered General Fund balances from the previous fiscal year also requires a three-fifths vote of both houses.

          Excess unencumbered General Fund revenue at the end of a fiscal year must be placed in a Budget Reserve Account, until that account accumulates to 5% of estimated General Fund revenue, according to the state constitution. That account provides a cushion against unanticipated revenue shortfalls and funds for tax reductions. The Budget Reserve Account currently holds $87 million and is fully funded.

          Until 1991 the authorization of additional General
Fund debt was restricted to 75% of the principal retirement of general obligation debt in the prior fiscal year plus any


                             A-28

deauthorized debt in the same year. Legislation effective in July 1991 replaced that debt limitation. The revised limitations are three: (a) annual tax supported debt authorizations cannot exceed 5% of estimated General fund revenue, (b) debt service payments of all tax supported debt (including the Transportation Authority, certificates of participation and long-term leases) will be limited to 15% of General Fund plus Transportation Trust Fund revenue, and (c) General Obligation debt service payments will be limited to the projected cumulative cash balance for the same fiscal year. These debt limits supported the reduction of per capita General Obligation debt from $762 in fiscal 1987 to an estimated $652 in fiscal 1997.





                             A-29
<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 12
DELAWARE PORTFOLIO SERIES 14


We have audited the statements of financial condition and schedules of portfolio securities of the Dean Witter Select Municipal Trust Insured California Intermediate Term Portfolio Series 12 and Delaware Portfolio Series 14 as of February 28, 1997, and the related statements of operations and changes in net assets for the years ended February 28, 1997 and February 29, 1996 and the period from March 30, 1994 (date of deposit) to February 28, 1995. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 28, 1997 as shown in the statements of financial condition and schedules of portfolio securities by correspondence with The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Insured California Intermediate Term Portfolio Series 12 and Delaware Portfolio Series 14 as of February 28, 1997, and the results of their operations and the changes in their net assets for the years ended February 28, 1997 and February 29, 1996 and the period from March 30, 1994 (date of deposit) to February 28, 1995 in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

April 4, 1997
New York, New York







                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
           INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 12


                              February 28, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $4,471,006) (Note (a) and Schedule of
  Portfolio Securities Notes (4) and (5))                         $4,593,815

Accrued interest receivable                                           79,448

           Total                                                   4,673,263


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Cash overdraft                                                     58,261

   Accrued Trustee's fees and expenses                                 4,525

   Accrued Sponsor's fees                                              1,493

           Total liabilities                                          64,279


Net Assets:

   Balance applicable to 4,525,796 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market
        appreciation of $122,809                     $4,593,815

      Undistributed principal and net investment
        income (Note (b))                                15,169


           Net assets                                             $4,608,984

Net asset value per Unit ($4,608,984 divided by 4,525,796 Units
   multiplied by 1,000)                                           $ 1,018.38




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
           INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 12



                                                        For the period from
                               For the years ended         March 30, 1994
                           February 28,   February 29,   (date of deposit)
                               1997           1996      to February 28, 1995


Investment income -
  interest                  $227,710       $242,579            $223,888

Less Expenses:

   Trustee's fees and
     expenses                 10,484         10,971               9,850

   Sponsor's fees              1,165          1,241               1,250

           Total expenses     11,649         12,212              11,100

           Investment
             income - net    216,061        230,367             212,788

Net (loss) gain on
  investments:

   Realized gain on securi-
     ties sold or redeemed     1,646          3,936                -

   Unrealized market
     (depreciation) appre-
     ciation                 (22,799)       262,843            (117,235)

           Net (loss) gain
             on investments  (21,153)       266,779            (117,235)

Net increase in net assets
  resulting from operations $194,908       $497,146            $ 95,553




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
           INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 12


                                                        For the period from
                               For the years ended         March 30, 1994
                           February 28,   February 29,   (date of deposit)
                               1997           1996      to February 28, 1995

Operations:

   Investment income -
     net                  $  216,061     $  230,367          $  212,788

   Realized gain on securi-
     ties sold or redeemed     1,646          3,936                -

   Unrealized market appre-
     ciation (deprecia-
     tion)                   (22,799)       262,843            (117,235)

           Net increase
             in net assets
             resulting
             from opera-
             tions           194,908        497,146              95,553

Less Distributions to
  Unit Holders:

   Investment income -
     net                    (212,168)      (226,391)           (190,818)

           Total distribu-
             tions          (212,168)      (226,391)           (190,818)


Less Capital Share Trans-
  actions:

   Redemption of 190,529
     Units and 283,675
     Units, respectively    (192,454)      (289,048)               -

   Accrued interest on
     redemption                 (654)        (1,132)               -

           Total capital
             share trans-
             actions        (193,108)      (290,180)               -

Net decrease in net assets  (210,368)       (19,425)            (95,265)

Net assets:

   Beginning of period
     (Note c)              4,819,352      4,838,777           4,934,042

   End of period (includ-
     ing undistributed
     principal and net
     investment income of
     $15,169 and $16,479,
     and undistributed net
     investment income of
     $18,736, respec-
     tively)              $4,608,984     $4,819,352          $4,838,777



                      See notes to financial statements

                     NOTES TO FINANCIAL STATEMENTS

                   DEAN WITTER SELECT MUNICIPAL TRUST
        INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 12

                           February 28, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (March 30, 1994) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, including estimated expenses and Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other
Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trusts - Distribution of Interest and Principal" in Part B of this Prospectus.

                     NOTES TO FINANCIAL STATEMENTS

                   DEAN WITTER SELECT MUNICIPAL TRUST
        INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 12

                           February 28, 1997



(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (March 30, 1994) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of February 28, 1997 follows:

       Original cost to investors                         $5,086,650
       Less:  Gross underwriting commissions (sales charge) (152,608)
       Net cost to investors                               4,934,042
       Cost of securities sold or redeemed                  (473,259)
       Unrealized market appreciation                        122,809
       Accumulated interest accretion                         10,223
       Net amount applicable to investors                 $4,593,815


(d) OTHER INFORMATION

    Selected data for 1,000 Units of the Trust during each period:











                                                      For the period from
                                                 March 30,1994 (date of deposit)
  For the years ended     February 28,   February 29, to February 28, 1995

                            1997            1996

       Net investment
         income distribu-
         tions during
         period            $   45.60      $   45.72           $ 38.16

       Net asset value at
         end of period     $1,018.38      $1,021.84           $967.76

       Trust Units out-
         standing at end
         of period         4,525,796      4,716,325         5,000,000


                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                       INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 12

                                          February 28, 1997



Port-                                                                                                   Optional
folio                                Rating      Face      Coupon    Maturity       Sinking Fund       Refunding        Market
 No.   Title of Securities            <F3>      Amount      Rate        Date       Redemptions<F5>    Redemptions<F4>  Value<F6><F7>

  1. State of California Gene-
     ral Obligation Bonds (FGIC
     Insured) <F10>                    AAA   $  895,000     4.700%    03/01/99      NONE             NONE               $  908,873

  2. California Statewide Com-
     munities Development Author-
     ity Insured Health Facili-
     ties Revenue Certificates of
     Participation (Unihealth
     America) 1993 Series A
     (AMBAC Insured) <F8>              AAA      890,000     4.800     10/01/00      NONE             NONE                  909,687

  3. Glendale Unified District
     Certificates of Participa-
     tion 1994 Series A (AMBAC
     Insured) <F8>                     AAA      450,000     5.000     03/01/01      NONE             NONE                  460,152

  4. California Statewide Com-
     munities Development Author-
     ity Certificates of Partici-
     pation - The Salk Institute
     for Biological Studies
     (Connie Lee Insured) <F12>        AAA      440,000     5.200     07/01/01      NONE             NONE                  452,346

  5. Glendale Unified School
     District Certificates of
     Participation 1994 Series A
     (AMBAC Insured) <F8>              AAA      445,000     5.100     03/01/02      NONE             NONE                  457,215

  6. California Statewide Com-
     munities Development Author-
     ity Certificates of Partici-
     pation - The Salk Institute
     for Biological Studies
     (Connie Lee Insured) <F12>        AAA      460,000     5.300     07/01/02      NONE             NONE                  475,507

  7. California State Public
     Works Board Lease Revenue
     Bonds (Department of Correc-
     tions), 1993 Series D (FSA
     Insured) <F11>                    AAA      845,000     4.800     06/01/03      NONE             NONE                  855,875

  8. San Mateo County Certifi-
     cates of Participation (Cap-
     ital Projects Program)
     Series of 1991 (MBIA
     Insured) (Escrowed to
     Maturity) <9>                     AAA      100,000     0.000     07/01/03      NONE             NONE                   74,160

                                             $4,525,000                                                                 $4,593,815




                                 See notes to schedule of portfolio securities

                                         F-7

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES


                   DEAN WITTER SELECT MUNICIPAL TRUST
        INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 12

                           February 28, 1997


[FN]

<F3> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F4> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F5> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F6> The market value of the Securities as of February 28, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F7> At February 28, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation            $122,809

       Gross unrealized market depreciation                -

       Unrealized market appreciation                  $122,809

    The amortized cost of the Securities for Federal income tax purposes was $4,471,006 at February 28, 1997.

<F8> Insured by American Municipal Bond Assurance Corporation ("AMBAC").

<F9> Insured by Municipal Bond Insurance Association ("MBIA").

<F10> Insured by Financial Guaranty Insurance Company ("FGIC").

<F11> Insured by Financial Security Assurance ("FSA").

<F12> Insured by Connie Lee Insurance Co. ("Connie Lee").

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                         DELAWARE PORTFOLIO SERIES 14

                              February 28, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $3,495,252) (Note (a) and Schedule of
  Portfolio Securities Notes (4) and (5))                         $3,604,999

Accrued interest receivable                                           58,917

           Total                                                   3,663,916


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Cash overdraft                                                     42,293

   Accrued Trustee's fees and expenses                                 2,888

   Accrued Sponsor's fees                                              1,152

           Total liabilities                                          46,333


Net Assets:

   Balance applicable to 3,574 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market
        appreciation of $109,747                     $3,604,999

      Undistributed principal and net investment
        income (Note (b))                                12,584


           Net assets                                             $3,617,583

Net asset value per Unit ($3,617,583 divided by 3,574 Units)      $ 1,012.19




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                         DELAWARE PORTFOLIO SERIES 14



                                                        For the period from
                               For the years ended         March 30, 1994
                           February 28,   February 29,   (date of deposit)
                               1997           1996      to February 28, 1995


Investment income -
  interest                  $186,083       $191,776            $176,520

Less Expenses:

   Trustee's fees and
     expenses                  8,078          8,233               8,232

   Sponsor's fees                902            931                 931

           Total expenses      8,980          9,164               9,163

           Investment income
             - net           177,103        182,612             167,357

Net (loss) gain on
  investments:

   Realized loss on securi-
     ties sold or redeemed      (401)          -                   -

   Unrealized market
     (depreciation)
     appreciation            (39,228)       208,912             (59,937)

           Net (loss) gain
             on investments  (39,629)       208,912             (59,937)

Net increase in net assets
  resulting from operations $137,474       $391,524            $107,420




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                         DELAWARE PORTFOLIO SERIES 14


                                                        For the period from
                               For the years ended         March 30, 1994
                           February 28,   February 29,   (date of deposit)
                               1997           1996      to February 28, 1995
Operations:

   Investment income -
     net                  $  177,103     $  182,612          $  167,357

   Realized loss on
     securities sold or
     redeemed                   (401)          -                   -

   Unrealized market
     (depreciation)
     appreciation            (39,228)       208,912             (59,937)

           Net increase
             in net assets
             resulting
             from opera-
             tions           137,474        391,524             107,420

Less Distributions to
  Unit Holders:

   Investment income -
     net                    (170,518)      (176,118)           (147,771)

           Total distribu-
             tions          (170,518)      (176,118)           (147,771)

Less Capital Share Trans-
  actions:

   Redemption of 145
     Units and 6 Units,
     respectively           (144,828)        (6,185)               -

   Accrued interest on
     redemption                 (413)           (11)               -

           Total capital
             share trans-
             actions        (145,241)        (6,196)               -

Net (decrease) increase in
  net assets                (178,285)       209,210             (40,351)

Net assets:

   Beginning of period
     (Note c)              3,795,868      3,586,658           3,627,009

   End of period (includ-
     ing undistributed
     principal and net
     investment income of
     $12,584, $8,029 and
     $13,807, respec-
     tively)              $3,617,583     $3,795,868          $3,586,658


                      See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        DELAWARE PORTFOLIO SERIES 14

                             February 28, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (March 30, 1994) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, including estimated expenses and Evaluator's fees, and an annual Sponsor's portfolio supervision fee and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this
Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trusts - Distribution of Interest and Principal" in Part B of this Prospectus.
                                    F-12

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        DELAWARE PORTFOLIO SERIES 14

                             February 28, 1997



(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (March 30, 1994) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of February 28, 1997 follows:

       Original cost to investors                                $3,774,170
       Less:  Gross underwriting commissions (sales charge)        (147,161)
       Net cost to investors                                      3,627,009
       Cost of securities sold or redeemed                         (150,001)
       Unrealized market appreciation                               109,747
       Accumulated interest accretion                                18,244
       Net amount applicable to investors                        $3,604,999

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each period:

                                                        For the period from
                              For the years ended         March 30, 1994
                           February 28,   February 29,   (date of deposit)
                               1997           1996     to February 28, 1995

       Net investment
         income distribu-
         tions during
         period            $   47.23      $   47.28           $ 39.67

       Net asset value at
         end of period     $1,012.19      $1,020.67           $962.86

       Trust Units out-
         standing at end
         of period             3,574          3,719             3,725


                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                     DELAWARE PORTFOLIO SERIES 14

                                          February 28, 1997



Port-                                                                                                   Optional
folio                                Rating      Face      Coupon    Maturity       Sinking Fund       Refunding        Market
 No.   Title of Securities            <F15>     Amount      Rate        Date       Redemptions<F17>  Redemptions<F16>Value<F18><F19>

  1. State of Delaware Obliga-
     tion Bonds                       AA+    $  525,000     5.000%    03/01/07      NONE             03/01/04@102       $  528,785

  2. Delaware River and Bay
     Authority Revenue Bond,
     Series 1993                      A1<F20>   500,000     4.500     01/01/04      NONE             NONE                  492,740

  3. Delaware Transportation
     Authority Transportation
     System Junior Revenue Bonds,
     1993 Series (MBIA Insured)
     <F21>                            AAA       250,000     5.000     07/01/03      NONE             NONE                  255,570

  4. Delaware Transportation
     Authority Transportation
     System Senior Revenue Bonds,
     1993 Series                      AA        500,000     5.100     07/01/04      NONE             NONE                  511,955

  5. New Castle County General
     Obligation Bonds Series 1993     AA        600,000     5.500     10/01/07      NONE             10/01/03@102          619,446

  6. University of Delaware
     Revenue Bonds, Series 1993       AA+       500,000     5.300     11/01/06      NONE             11/01/03@101.5        516,100

  7. Wilmington General Obliga-
     tion Bonds, Series 1992 B
     (FGIC Insured) <F22>             AAA       500,000     6.300     04/01/04      NONE             04/01/02@102          544,435

  8. Commonwealth of Puerto
     Rico Improvement Bonds of
     1990 (FGIC Insured) <F22>        AAA       200,000     0.000     07/01/05      NONE             NONE                  135,968

                                             $3,575,000                                                                 $3,604,999




                                  See notes to schedule of portfolio securities







                                   F-14

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                      DELAWARE PORTFOLIO SERIES 14

                           February 28, 1997


[FN]

<F15> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F16> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F17> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F18> The market value of the Securities as of February 28, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F19> At February 28, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation            $109,747

       Gross unrealized market depreciation                -

       Unrealized market appreciation                  $109,747

    The amortized cost of the Securities for Federal income tax purposes was $3,495,252 at February 28, 1997.

<F20> Moody's Investors Service, Inc. rating.

<F21> Insured by Municipal Bond Insurance Association ("MBIA").

<F22> Insured by Financial Guaranty Insurance Company ("FGIC").






                                  F-15




(MODULE)
     (NAME)    DWSMTPARTB941
     (CIK)          0000840581
     (CCC)          uit*59fl
(/MODULE)

              CONTENTS OF REGISTRATION STATEMENT


          This registration statement comprises the following documents:

          The facing sheet.

          The Cross Reference Sheet.

          The Prospectus.

          The signatures.

          Consents of the Evaluator, Independent Auditors and
          Standard & Poor's Ratings Group; all other consents were previously filed.

          The following exhibits:

          23. 1a. Consents of Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc.

               1b.  Consent of Independent Auditors.

               1d.  Consent of Standard & Poor's Ratings
                    Group, a division of The McGraw-Hill
                    Companies, Inc.

          27.  1.   Financial Data Schedule of Dean Witter
                    Select Municipal Trust, Insured California
                    Intermediate Term Portfolio Series 12.

               2.   Financial Data Schedule of Dean Witter
                    Select Municipal Trust, Delaware Portfolio
                    Series 14.

                      CONSENT OF COUNSEL

          The consents of counsel to the use of their names in the Prospectus included in this Registration Statement are contained in their opinions filed as Exhibits EX-5, EX-8 and EX-8.1 to this Registration Statement.

                          SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, each of the registrants, Dean Witter Select Municipal Trust, Insured California Intermediate Term Portfolio Series 12 and Delaware Portfolio Series 14, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 17th day of April, 1997.

                    DEAN WITTER SELECT MUNICIPAL TRUST,
                    INSURED CALIFORNIA INTERMEDIATE TERM
                     PORTFOLIO SERIES 12
                    DELAWARE PORTFOLIO SERIES 14
                         (Registrants)

                    By:  DEAN WITTER REYNOLDS INC.
                              (Depositor)


                                Thomas Hines

                                Thomas Hines
                            Authorized Signatory

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 17th day of April, 1997.

Name                      Office


Philip J. Purcell         Chairman & Chief  )
                          Executive Officer )
                          and Director      )
Richard M. DeMartini      Director
Robert J. Dwyer           Director
Christine A. Edwards      Director
Charles A. Fiumefreddo    Director
James F. Higgins          Director
Mitchell M. Merin         Director
Stephen R. Miller         Director
Richard F. Powers III     Director
Thomas C. Schneider       Director
William B. Smith          Director



                                        By:  Thomas Hines
                                             Thomas Hines
                                             Attorney-in-facta



a32 Executed copies of the Powers of Attorney of the Board Members listed below have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity, Select 10 Industrial Portfolio 97-1, File No. 333-16839, Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499 and the Registration Statement of Form S-6 for Dean Witter Select Equity Trust, Select 10 International Series 95-1, File No. 33-56389.

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549